Lease Liabilities	12 Months Ended
Mar. 31, 2025
Lease Liabilities [Abstract]
Lease liabilities
13.	Lease liabilities

Group as a lessee

The Group has lease contracts for leasehold premises. The Group’s obligations under these leases are secured by the lessor’s title to the leased assets. The Group is restricted from assigning and subleasing the leased assets.

The Group also has certain leases with lease terms of 12 months or less. The Group applies the ‘short-term lease’ recognition exemptions for these leases.

Carrying amount of right-of-use assets

Leasehold premises
US$
At April 1, 2023	276,965
Depreciation	(69,241)
At March 31, 2024	207,724
Depreciation	(69,241)
At March 31, 2025	138,483

Lease liabilities

The carrying amount of lease liabilities and the movement during the financial year are disclosed elsewhere in the financial statements, and the maturity analysis of lease liabilities is disclosed in Note 21.

	March 31, 2024	March 31, 2025
	US$	US$
Current	74,715	80,916
Non-current	168,549	87,632
	243,264	168,548

Amounts recognized in profit or loss

	March 31, 2024	March 31, 2025
	US$	US$
Depreciation of right-of-use assets (Note 13)	69,241	69,241
Interest expense on lease liabilities (Note 16)	22,487	16,761
Lease expenses not capitalised in lease liabilities
– Expenses relating to short-term leases (include in cost of sales)	30,240	30,100
	121,968	116,102

Total cash outflows

The Group had total cash outflows for leases of US$121,577 (2024: US$121,716).